Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Options, beginning balance	661,062	579,521	590,047
Options, granted	137,911	198,174	133,925
Options, exercised	(45,474)	(66,298)	(132,702)
Options, forfeited	(14,256)	(50,335)	(11,749)
Expired	(729,095)
Options, ending balance	10,148	661,062	579,521
Options, exercisable	10,148
Weighted average exercise price, granted	$ 35.12	$ 40.82	$ 41.84
Weighted average exercise price, exercised	29.91	33.09	34.01
Weighted average exercise price, forfeited	40.4	41.67	35.79
Weighted average exercise price, expired	37.8
Weighted average grant date fair value, granted	15.84	15.13	16.62
Weighted average grant date fair value, exercised	12.33	13.21	12.85
Weighted average grant date fair value, forfeited	15.9	$ 15.75	$ 15.39
Weighted average grant date fair value, expired	$ 15.05